Average Annual Total Returns - World Bond Factor Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Global Income Funds Index 1 Year	Lipper Global Income Funds Index 5 Years	Lipper Global Income Funds Index 10 Years
Total	Mar. 31, 2006	4.71%	4.91%	2.46%	3.66%	4.28%	1.73%	2.86%	3.54%	1.60%	Mar. 31, 2006	7.63%	5.04%	2.28%	Oct. 03, 2008	9.63%	6.10%	3.17%	Mar. 31, 2006	9.37%	5.97%	3.09%	Sep. 24, 2012	9.62%	6.12%	3.12%	[1]	9.20%	4.79%	2.83%	8.30%	5.09%	3.51%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.